Pzena International Small Cap Value Fund Summary Prospectus June 28, 2019 Investor Class PZVIX Institutional Class PZIIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s (defined herein) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically through the Fund’s website.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper may apply to all funds held through your financial intermediary.
Before you invest, you may want to review the Pzena International Small Cap Value Fund’s (the “International Small Cap Fund” or the "Fund") Statutory Prospectus and Statement of Additional Information (“SAI”), which contain more information about the International Small Cap Fund and its risks. The current Statutory Prospectus and SAI dated June 28, 2019, are incorporated by reference into this Summary Prospectus. You can find the International Small Cap Fund’s Statutory Prospectus, SAI, shareholder reports and other information about the Fund online at www.pzenafunds.com. You can also get this information at no cost by calling 1-844-796-1996 (1-844-PZN-1996) or by sending an e-mail request to mutualfunds@pzena.com.

Investment Objective
The International Small Cap Fund seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the International Small Cap Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses (includes Shareholder Servicing Plan Fee)		12.76%		12.66%
Shareholder Servicing Plan Fee	0.10%		None
Total Annual Fund Operating Expenses(1)		14.01%		13.66%
Less: Fee Waiver and Expense Reimbursement(2)		-12.48%		-12.48%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.53%		1.18%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the actual operating expenses of the International Small Cap Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(2)
Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay International Small Cap Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.52% of average daily net assets of the Investor Class shares and 1.17% of average daily net assets of the Institutional Class shares (the “Expense Caps”). The Expense Caps will remain in effect through at least June 27, 2020, and may be terminated only by the Trust’s Board of Trustees (the “Board”). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for 36 months from the date they were waived and paid, subject to the Expense Caps.

Example. This Example is intended to help you compare the cost of investing in the International Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$156	$2,800	$4,988	$8,952
Institutional Class	$120	$2,716	$4,882	$8,854

Portfolio Turnover. The International Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (July 2, 2018 through February 28, 2019), the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions the International Small Cap Fund invests at least 80% of its total assets in common stocks of small-cap companies located in Developed Markets outside the U.S. The Fund defines a “small-cap” company as an issuer whose market capitalization at the time of initial purchase is in the range of those found in the MSCI World ex USA Small Cap Index (the “Small Cap Index”), during the most recent 11-month period (based on month-end data) plus the most recent data during the current month (“small cap companies”). As of May 31, 2019, the market capitalization of companies in the MSCI World ex USA Small Cap Index ranged from $93 million to $7.56 billion. The Fund may continue to hold a company with a market capitalization that appreciates above or depreciates below the market capitalization threshold and thus may from time to time hold less than 80% of its total assets in equity securities of small-cap companies. The Fund defines “Developed Markets” primarily as those classified as developed by Morgan Stanley Capital International (“MSCI”). The Adviser determines a company’s country by referring to: its stock exchange listing; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located.

In managing the Fund’s assets, the Adviser will follow a classic value strategy. The Fund’s portfolio will generally consist of 40 to 90 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research. The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects. The Fund may gain exposure to Developed Markets companies by purchasing equity securities in the form of depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs) and Global Depositary Receipts (“GDRs”). The Fund may also invest in real estate investment trusts (“REITs”), foreign real estate companies, emerging market securities, limited partnerships, and master limited partnerships (“MLPs”) (limited partnerships in which the ownership units are publicly traded). The Fund may also invest in convertible bonds, Rule 144A securities and securities issued pursuant to initial public offerings (“IPOs”). The Fund may invest in a wide range of industries. However, from time to time, the Fund may invest, to a significant extent, in securities of companies in the same economic sector. As of February 28, 2019, 34.08% of the Fund's total investments were invested in the industrials sector.

In evaluating an investment for purchase by the International Small Cap Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors. The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe. The Adviser typically sells a security when it reaches what the Adviser judges to be fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the International Small Cap Fund. The following additional risks could affect the value of your investment:

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments.

•
Management Risk. The International Small Cap Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Securities Risk. The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

•
Small Cap Company Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the International Small Cap Fund at quoted market prices.

•
Foreign Securities Risk. Foreign securities are subject to special risks in addition to those of issuers located in the U.S. Foreign securities can be more volatile than domestic (U.S.) securities. Securities markets of other countries are generally smaller than U.S. securities markets. Many foreign securities may be less liquid than U.S. securities, which could affect the International Small Cap Fund’s investments. Foreign securities may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; or inadequate or different regulatory and accounting standards.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Depositary Receipt Risk. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Currency Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets and the risk may be higher in emerging markets.

•
Value Style Investing Risk. The Fund emphasizes a “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.

•
Real Estate Investment Trust (REIT) and Foreign Real Estate Company Risk. Investments in REITs and foreign real estate companies are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs and foreign real estate companies will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs and foreign real estate companies may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT or foreign real estate company in which it invests in addition to the expenses of the Fund.

•
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for the Fund to sell these securities.

•
Limited Partnership and MLP Risk. Investments in securities (units) of partnerships, including MLPs, involve risks that differ from an investment in common stock.  Holders of the units of limited partnerships have more limited control and limited rights to vote on matters affecting the partnership.  Certain tax risks are associated with an investment in units of limited partnerships.  In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, investments in certain investment vehicles, such as limited partnerships and MLPs, may be illiquid. Such partnership investments may also not provide daily pricing information to their investors, which will require the Fund to employ fair value procedures to value its holdings in such investments.

•
Initial Public Offering Risk.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.  As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

•
Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the International Small Cap Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

◦
Industrials Sector Risk. The industrials sector may be affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and general economic conditions, among other factors.

•
Newer Fund Risk. The International Small Cap Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the International Small Cap Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Management
Investment Adviser. Pzena Investment Management, LLC is the International Small Cap Fund’s investment adviser.

Portfolio Managers. Mr. Matthew J. Ring (Principal and Portfolio Manager) and Ms. Allison Fisch (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the International Small Cap Fund’s portfolio.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem International Small Cap Fund shares on any business day by written request via mail (Pzena International Small Cap Value Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary. You may also purchase or redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The International Small Cap Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase International Small Cap Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.